CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares
CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Revenue	¥ 269,748,232	$ 42,329,384	¥ 185,990,577	¥ 190,215,398
Cost of sales	(243,269,910)	(38,174,357)	(173,674,234)	(179,283,995)
Gross profit	26,478,322	4,155,027	12,316,343	10,931,403
Selling and distribution expenses	(314,926)	(49,419)	(315,653)	(447,368)
General and administrative expenses	(5,204,208)	(816,654)	(4,157,694)	(3,972,056)
Research and development expenses	(2,362,204)	(370,681)	(1,434,056)	(940,828)
Impairment losses on property, plant and equipment	(2,328,131)	(365,335)	(416,842)	(259,354)
Net impairment losses on financial assets	(1,384,888)	(217,319)	(979,161)	(171,016)
Other income	148,000	23,287	139,551	84,611
Other gains/(losses) - net	(1,623,503)	(254,763)	903,871	981,677
Operating profit	13,408,861	2,104,143	6,056,359	6,207,069
Finance income	275,996	43,310	227,201	261,194
Finance costs	(3,942,761)	(618,705)	(4,420,528)	(4,921,541)
Finance costs, net	(3,666,765)	(575,395)	(4,193,327)	(4,660,347)
Share of net profits of investments accounted for using the equity method
Joint ventures	164,100	25,751	180,502	270,115
Associates	272,584	42,774	145,737	48,767
Total	436,684	68,525	326,239	318,882
Profit before income tax	10,178,780	1,597,273	2,189,271	1,865,604
Income tax expense	(2,389,761)	(375,006)	(590,023)	(631,512)
Profit for the year	7,789,019	1,222,267	1,599,248	1,234,092
Profit attributable to:
Owners of the Company	5,079,562	797,094	764,306	595,643
Non-controlling interests	¥ 2,709,457	$ 425,173	¥ 834,942	¥ 638,449
Basic earnings per share | (per share)	¥ 0.286	$ 0.045	¥ 0.030	¥ 0.022
Diluted earnings per share | (per share)	¥ 0.286	$ 0.045	¥ 0.030	¥ 0.022
Available-for-sale investments:
Exchange differences on translation of foreign operations	¥ 255,230	$ 40,051	¥ 163,008	¥ (32,323)
Equity investments designated at fair value through other comprehensive income:
Changes in fair value of financial assets measured at fair value through other comprehensive income	52,207	8,192	43,920	(57,815)
Income tax effect	11,117	1,744	3,066	(14,642)
Share of other comprehensive income of associates and joint ventures accounted for using the equity method	8,879	1,394	(2,522)
Other comprehensive income for the year, net of tax	223,019	34,997	119,632	10,850
Total comprehensive income for the year attributable to:
Owners of the parent	5,303,141	832,179	885,421	606,243
Non-controlling interests	2,708,897	425,085	833,459	638,699
Total comprehensive income for the year	¥ 8,012,038	$ 1,257,264	¥ 1,718,880	¥ 1,244,942